Leases - Future lease payments under operating leases (Details) ¥ in Thousands	Dec. 31, 2019 CNY (¥)
Year ending December 31,
2020	¥ 44,933
2021	16,535
2022	8,685
2023	3,953
2024	177
Thereafter	14
Total future lease payments	74,297
Less: Imputed interest	(4,873)
Total lease liabilities balance	¥ 69,424